Other Income (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Other Income

Other income for the fiscal years ended March 31, 2018, 2017 and 2016 consisted of the following:

	For the fiscal year ended March 31,
	2018	2017	2016
	(In millions)
Income from operating leases	¥276,850	¥250,460	¥206,561
Income related to disposal of assets leased	322,673	152,564	155,280
Income related to IT solution services	29,172	37,678	33,991
Gains on disposal of property, plant and equipment, and other intangible assets	852	937	3,714
Reversal of impairment losses of investments in associates and joint ventures	8,123	—	4,847
Gains on step acquisition of subsidiaries	—	20,344	118
Gains on step acquisition of associates and joint ventures	—	—	1,714
Others	118,185	111,842	90,048

Total other income	¥755,855	¥573,825	¥496,273